Accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting policies [Abstract]
Accounting policies	This condensed interim report is presented in accordance with
International Accounting Standard (IAS) 34, Interim Financial
Reporting. The Consolidated Group’s consolidated accounts have been prepared in accordance with the International Financial
Reporting Standards (IFRS) as issued by the International
Accounting Standards Board (IASB), together with the
interpretations from IFRS Interpretations Committee (IFRS IC). The
IFRS standards applied by SEK are all endorsed by the European
Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and
Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by Finansinspektionen (the Swedish FSA),
“Annual Reports in Credit Institutions and Securities
Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish
Financial Reporting Board have been applied. SEK also follows the state’s principles for external reporting in accordance with its State
Ownership Policy and principles for state-owned enterprises.
(a) Changes to accounting policies and presentation
SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group.
Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s
financial reporting, capital adequacy or large exposure ratios.
The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2025 annual financial statements included in
SEK’s 2025 Annual Report on Form 20-F.
(i) Standards issued but not yet effective
IASB has issued a new standard, IFRS 18 – Presentation and
Disclosures in Financial Statements, which replaces IAS 1 –
Presentation of Financial Statements. The standard has been
endorsed by the EU and is effective for annual reporting periods beginning on or after 1 January 2027. IFRS 18 introduces new requirements for the presentation and disclosures in financial statements, with particular focus on the income statement and disclosures regarding management performance measures. Since the standard does not affect the classification and measurement of assets and liabilities, no material impact on SEK’s financial statements is expected.